Business Combinations (Details)	Jun. 30, 2020 USD ($)
Business Combinations [Abstract]
Cash and cash equivalents	$ 72,442
Accounts receivable	311,586
Inventory	21,415
Property and equipment	38,110
Goodwill	9,448,832
Accounts payable, accrued expenses and other liabilities	719,221
Purchase price	$ 9,173,164